Shareholders’ Equity (Tables)	6 Months Ended
Mar. 31, 2026
Shareholders’ Equity [Abstract]
Schedule of Amounts Restricted are the Paid-In-Capital and Statutory Reserve	As of March 31, 2026 and September 30, 2025, amounts restricted are the paid-in-capital and statutory reserve of Huadi PRC Subsidiaries as follows:
	March 31, 2026	September 30, 2025
Statutory reserves	$919,978	$919,978
Paid-in-capital	24,968,958	25,285,336
Total restricted net assets	$25,888,936	$26,205,314